Trade and Other Receivables	12 Months Ended
Jun. 30, 2022
Trade and Other Receivables [abstract]
TRADE AND OTHER RECEIVABLES

5. TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2022	2021

Accrued interest income	18	269
R&D tax incentive receivable	4,669,405	4,126,364
Goods and services tax receivable	55,938	47,706
Payroll tax receivable	-	103,338
Total Trade and Other Receivables	4,725,361	4,277,677

R&D tax incentive receivable represents the amount of the financial year 2022 R&D tax incentive the Group expects to recover. For further details, see note 2.